Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	Dec. 31, 2024
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Shorter of useful life or lease term
Furniture, Fixture and Other Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Property, Plant and Equipment, Salvage Value, Percentage	5.00%
Electronic Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	5.00%
Plant [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	0.00%
Minimum [Member] | Electronic Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member] | Electronic Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years